Inventories	9 Months Ended
Sep. 30, 2025
Inventories [Abstract]
INVENTORIES

NOTE 4 - INVENTORIES:

	September 30, 2025	December 31, 2024
	U.S. dollars in thousands
Work in process	3,574	4,547
Finished goods	7,400	5,608
	10,974	10,155

Inventories write-downs amounted to $9 thousand and $404 thousand during the nine months ended September 30, 2025, and 2024, respectively. Inventories write-downs amounted to $0 thousand and $104 thousand during the three months ended September 30, 2025, and 2024, respectively.

Inventories write-downs are recorded in cost of revenues.